RELATED PARTY TRANSACTIONS - Summary of net amounts charged to related parties (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Affiliated Entity
Related Party Transaction [Line Items]
Commercial management fees and charter hire expenses	$ 1,537	$ 2,375
SFL
Related Party Transaction [Line Items]
Commercial management fees and charter hire expenses	132	64
Seatankers
Related Party Transaction [Line Items]
Commercial management fees and charter hire expenses	226	256
United Freight Carriers LLC ("UFC")
Related Party Transaction [Line Items]
Commercial management fees and charter hire expenses	900	0
SwissMarine
Related Party Transaction [Line Items]
Commercial management fees and charter hire expenses	279	2,033
Other
Related Party Transaction [Line Items]
Commercial management fees and charter hire expenses	$ 0	$ 22